SUPPLEMENT DATED JANUARY 3, 2006 TO THE PROSPECTUS DATED MAY 2, 2005

                                                                      GOLD TRACK

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Under the section entitled "Transfers", under the sub-section "CHART Asset Allocation Program", the second paragraph is deleted and replaced with the following:

         Metropolitan Life Insurance Company, a broker-dealer and affiliate of CFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. Effective January 3, 2006, CFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer and investment adviser affiliate of the Company and Metropolitan Life Insurance Company, whereby MetLife Securities, Inc. is compensated by CFS for referring participants who enter into investment advisory agreements with CFS to participate in CHART. CFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all affiliates of MetLife, Inc.

Under the section entitled "Other Information" under the sub-section "Distribution of Variable Annuity Contracts," the paragraph entitled "CitiStreet Equities LLC/ CitiStreet Associates LLC" is replaced with the following:

         METROPOLITAN LIFE INSURANCE COMPANY/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with Metropolitan Life Insurance Company. Metropolitan Life Insurance Company and CitiStreet Associates LLC are affiliates of the Company and MetLife, Inc. Effective January 3, 2006, CitiStreet Associates LLC representatives who had been appointed by CitiStreet Equities LLC to offer the Contract to customers commenced offering the Contract to customers as registered representatives of Metropolitan Life Insurance Company. The Company has also entered into an arrangement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC, CitiStreet Equities LLC or Metropolitan Life Insurance Company will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you. Metropolitan Life Insurance Company, CitiStreet Equities LLC and CitiStreet Associates LLC are affiliates of the Company and MetLife, Inc.

         The Contract is sold through licensed representatives of Metropolitan Life Insurance Company, which is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contract also may be sold through the mail or over the Internet.

         The licensed sales representatives who sell the annuities may be compensated for these sales by payments from Metropolitan Life Insurance Company. There is no front-end sales load deducted from purchase payments to pay sales commissions. Sales representatives in the MetLife Resources division must meet a minimum level of sales production in order to maintain employment with Metropolitan Life Insurance Company. Metropolitan Life Insurance Company sales representatives who are not in the MetLife Resources division ("non-MetLife Resources Metropolitan Life Insurance Company sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with Metropolitan Life Insurance Company.

Metropolitan Life Insurance Company makes cash payments to its licensed sales representatives for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contract, the gross dealer concession ranges from 0.75% to 2.50% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.10% to 0.15% of the Contract Value for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources Metropolitan Life Insurance Company sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by Metropolitan Life Insurance Company or its affiliates. Because one of the factors determining the percentage of the gross dealer concession that applies to non-MetLife Resources Metropolitan Life Insurance Company sales representatives' compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources Metropolitan Life Insurance Company sales managers' compensation is based upon the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

Non-MetLife Resources Metropolitan Life Insurance Company sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources Metropolitan Life Insurance Company sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources Metropolitan Life Insurance Company sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Metropolitan Life Insurance Company also pays the business unit responsible for the operation of the Metropolitan Life Insurance Company distribution system.

Metropolitan Life Insurance Company also offers its sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services, and other support services.

         From time to time, CitiStreet Associates LLC pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce CitiStreet Associates LLC to potential clients and for establishing and maintaining relationships between CitiStreet Associates LLC and various organizations.



L-24571                                                           January, 2006

            SUPPLEMENT DATED JANUARY 3, 2006 TO THE PROSPECTUS DATED MAY 2, 2005

                                                               GOLD TRACK SELECT

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Under the section entitled "Asset Allocation Services," under the sub-section "Managed Advisory Portfolio Program" ("MAPP"), the entire description is deleted and replaced with following:


         MANAGED ADVISORY PORTFOLIO PROGRAM ("MAPP") ASSET ALLOCATION PROGRAM
         An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square has a fiduciary obligation with respect to program participants. Tower Square may not offer the program to all purchasers of the Contract.

         THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM - A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

         Program participants must allocate their Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.


         Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable Funding Options offered under the Contract that correspond to each asset Class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset Class weightings within the model portfolio elected.

         At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information, about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio.

A program participant must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen.


PROGRAM FEES - DEDUCTIONS FROM CONTRACT VALUE
Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.


--------------------------------------------------------------------------------
        Contract Value Equal to or               Maximum Annual Fee for
                                              Managed Advisory Portfolio
                                                         Program
-------------------------------------------
  Greater than         But less than
--------------------------------------------------------------------------------
       $0                 $25,000                        0.80%
--------------------------------------------------------------------------------
     $25,000              $50,000                        0.65%
--------------------------------------------------------------------------------
     $50,000              $75,000                        0.50%
--------------------------------------------------------------------------------
     $75,000             $100,000                        0.35%
--------------------------------------------------------------------------------
    $100,000+                                            0.20%
--------------------------------------------------------------------------------

         The annual fee to participate in the program is in addition to any Contract fees and charges. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.


         THE COMPANY IS NOT THE SPONSOR OF THE ASSET ALLOCATION PROGRAM DESCRIBED ABOVE. HOWEVER, THE COMPANY HAS AGREED TO FACILITATE ADMINISTRATION AND THE COLLECTION AND PAYMENT OF INVESTMENT ADVISORY FEES PAYABLE TO TOWER SQUARE UNDER THE TERMS OF THE ADVISORY AGREEMENT THAT IT ENTERS INTO WITH PARTICIPANTS. TOWER SQUARE, FROM ITS OWN GENERAL REVENUES, PAYS THE COMPANY 0.05% PER YEAR OF ASSETS IN THE PROGRAM FOR FACILITATING THE PROCESSING OF THE QUARTERLY FEES.


Under the section entitled "Asset Allocation Services", under the sub-section "CHART Program", the second paragraph is deleted and replaced with the following:

         Metropolitan Life Insurance Company, a broker-dealer and affiliate of CFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. Effective January 3, 2006, CFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer and investment adviser affiliate of the Company and Metropolitan Life Insurance Company, whereby MetLife Securities, Inc. is compensated by CFS for referring participants who enter into investment advisory agreements with CFS to participate in CHART. CFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all affiliates of MetLife, Inc.

Under the section entitled "Distribution of Variable Annuity Contracts", the sixth and seventh paragraphs of the paragraph entitled "Compensation" are replaced with the following:

         These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.

         The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Metropolitan Life Insurance Company, Linso/Private Ledger Corp., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Piper Jaffray & Co. and Tower Square Securities, Inc.

Under the section entitled "Distribution of Variable Annuity Contracts", the paragraph entitled "CitiStreet Equities/CitiStreet Associates LLC" is replaced with the following:

         METROPOLITAN LIFE INSURANCE COMPANY/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with Metropolitan Life Insurance Company. Metropolitan Life Insurance Company and CitiStreet Associates LLC are affiliates of the Company and MetLife, Inc. Effective January 3, 2006, CitiStreet Associates LLC representatives who had been appointed by CitiStreet Equities LLC to offer the Contract to customers commenced offering the Contract to customers as registered representatives of Metropolitan Life Insurance Company. The Company has also entered into an arrangement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC, CitiStreet Equities LLC or Metropolitan Life Insurance Company will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you. Metropolitan Life Insurance Company, CitiStreet Equities LLC and CitiStreet Associates LLC are affiliates of the Company and MetLife, Inc.

         The Contract is sold through licensed representatives of Metropolitan Life Insurance Company, which is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National

         Association of Securities Dealers, Inc. The Contract also may be sold through the mail or over the Internet.

         The licensed sales representatives who sell the annuities may be compensated for these sales by payments from Metropolitan Life Insurance Company. There is no front-end sales load deducted from purchase payments to pay sales commissions. Sales representatives in the MetLife Resources division must meet a minimum level of sales production in order to maintain employment with Metropolitan Life Insurance Company. Metropolitan Life Insurance Company sales representatives who are not in the MetLife Resources division ("non-MetLife Resources Metropolitan Life Insurance Company sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with Metropolitan Life Insurance Company.

         Metropolitan Life Insurance Company makes cash payments to its licensed sales representatives for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contract, the gross dealer concession ranges from 0.75% to 2.50% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.10% to 0.15% of the Contract Value each year the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources Metropolitan Life Insurance Company sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by Metropolitan Life Insurance Company or its affiliates. Because one of the factors determining the percentage of the gross dealer concession that applies to non-MetLife Resources Metropolitan Life Insurance Company sales representatives' compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources Metropolitan Life Insurance Company sales managers' compensation is based upon the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

         Non-MetLife Resources Metropolitan Life Insurance Company sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources Metropolitan Life Insurance Company sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources Metropolitan Life Insurance Company sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.

         Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

         Metropolitan Life Insurance Company also pays the business unit responsible for the operation of the Metropolitan Life Insurance Company distribution system.

         Metropolitan Life Insurance Company also offers its sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services, and other support services.

         From time to time, CitiStreet Associates LLC pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce CitiStreet Associates LLC to potential clients and for establishing and maintaining relationships between CitiStreet Associates LLC and various organizations. CitiStreet Associates LLC makes payments to a governmental contract owner to cover plan expenses, some of which may be allocated directly to plan participants.



L-24569                                                           January, 2006